Provisions for judicial and administrative proceedings, commitments and other provisions (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions For Civil Labor Tax And Social Security Contingencies [Abstract]
Reversal of provision related to the Incentive Payment and Installment Programs of the municipalities of São Paulo and Rio de Janeiro - ISS	R$ 435,454	R$ 0	R$ 0
Reversal of provision related to the Incentive Payment and Installment Programs of the municipalities of São Paulo and Rio de Janeiro - ISS - income statement	96,129	0	0
Benefits of the adherence to the program included judicial and administrative tax cases related to Income Tax, Social Contribution and Social Security Contributions from 1999 to 2005 tax periods	534,001	0	0
Expenses of the adherence to the program included judicial and administrative tax cases related to Income Tax, Social Contribution and Social Security Contributions from 1999 to 2005 tax periods	333,996	0	0
PIS and COFINS	3,501,464	3,290,900	3,015,147
PIS and COFINS - Reversal of the provision related to COFINS after judicial decision	0	0	7,500,000
Increase in CSLL tax rate	905,113	851,744	795,859
Tax on Services for Financial Institutions (ISS)	237,960	621,437	755,211
Social Security Contribution (INSS)	265,022	266,391	527,111
Provisional Contribution on Financial Transactions (CPMF) on Customer Operations	714,604	689,987	657,750
Civil, Labor, Tax, and Security Social Liabilities Contingent Classified with Loss Risk as Possible
Tax lawsuits	18,720
Credit Losses	346,000
INSS on Profit Sharing Payments	3,929,000
IRPJ and CSLL - Capital Gain	292,000
Goodwill Amortization of Banco Real	1,332,000
Goodwill amortization of Banco Sudameris	609,000
Unrecognized Compensation	2,230,000
Labor clains	28,710
Civil lawsuits	1,356,000
Judicial and administrative proceedings under the responsibility of former controlling stockholders
Tax lawsuits	698,141	810,383	785,837
Labor lawsuits	2,607	712	890
Civil lawsuits	R$ 6,381	R$ 3,830	R$ 3,247